INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Changes in Intangible Assets, Net

	Year ended December 31, 2025
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	651,838	466,817	16,786	298,098	73,935	662,307	2,169,781
Accumulated amortization	(427,855)	(356,688)	—	(289,192)	(73,935)	—	(1,147,670)

Net book value as of January 1, 2025	223,983	110,129	16,786	8,906	—	662,307	1,022,111

Opening net book value	223,983	110,129	16,786	8,906	—	662,307	1,022,111
Translation differences	4,718	17	—	—	—	—	4,735
Additions	62,781	60,158	32,987	—	—	—	155,926
Disposals / Consumptions	(771)	—	—	—	—	—	(771)
Impairment charge (note 4 (e)(2))	—	(5,280)	—	—	—	—	(5,280)
Transfers	(7,061)	20,601	(20,684)	—	—	—	(7,144)
Amortization charge	(59,248)	(107,551)	—	(417)	—	—	(167,216)

Closing net book value	224,402	78,074	29,089	8,489	—	662,307	1,002,361

Values at the end of the year
Cost	711,844	542,753	29,089	298,098	73,935	662,307	2,318,026
Accumulated amortization	(487,442)	(464,679)	—	(289,609)	(73,935)	—	(1,315,665)

Net book value as of December 31, 2025	224,402	78,074	29,089	8,489	—	662,307	1,002,361

	Year ended December 31, 2024
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	563,120	403,875	14,639	298,134	73,935	662,307	2,016,010
Accumulated amortization	(381,622)	(275,533)	—	(288,872)	(73,935)	—	(1,019,962)

Net book value as of January 1, 2024	181,498	128,342	14,639	9,262	—	662,307	996,048

Opening net book value	181,498	128,342	14,639	9,262	—	662,307	996,048
Translation differences	(8,810)	—	—	—	—	—	(8,810)
Additions	100,345	62,303	37,443	—	—	—	200,091
Disposals / Consumptions	(2,216)	(2,000)	—	(36)	—	—	(4,252)
Impairment charge (note 4 (e)(2))	—	(32,435)	—	—	—	—	(32,435)
Transfers	1,463	35,355	(35,296)	—	—	—	1,522
Amortization charge	(48,297)	(81,436)	—	(320)	—	—	(130,053)

Closing net book value	223,983	110,129	16,786	8,906	—	662,307	1,022,111

Values at the end of the year
Cost	651,838	466,817	16,786	298,098	73,935	662,307	2,169,781
Accumulated amortization	(427,855)	(356,688)	—	(289,192)	(73,935)	—	(1,147,670)

Net book value as of December 31, 2024	223,983	110,129	16,786	8,906	—	662,307	1,022,111